CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (20,657)	$ (30,264)	$ (22,730)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		$ 2,202	$ 2,654	3,464
Net loss on divestitures				1,307
Net loss on disposal of assets		$ 180	$ 219	3,553
Loss (gain) on CTA recognition from liquidation of subsidiaries	[1]		121	(7,088)
Change due to reversal of tax payable		$ (7,747)	(992)	(1,240)
Equity losses of associates		13,954	8,878	9,586
Investment impairment		9,846	$ 3,947	$ 9,400
Gain on sale of short- term investment		(1,529)
Stock-based compensation expense		1,545	$ 2,289	$ 1,698
Provision for (recovery of) doubtful accounts receivable		79	49	$ (75)
Loan impairment (recovery), net		(538)	2,788
Deferred income taxes		1,030	(424)	$ (380)
Changes in operating assets and liabilities, net of effect of 2013 UiTV deconsolidation and IPTV divestiture
Accounts receivable		(1,491)	6,332	(14,058)
Inventories and deferred costs		35,973	36,859	45,875
Other assets		1,558	(772)	6,058
Accounts payable		(12,233)	6,415	7,110
Income taxes payable		3,369	(3,390)	110
Customer advances		(17,352)	(25,759)	(12,005)
Deferred revenue		(18,610)	(18,788)	(29,524)
Other liabilities		(1,215)	(5,774)	(2,976)
Net cash used in operating activities		(11,636)	(15,612)	(1,915)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment		$ (917)	(1,298)	(3,766)
Payment on divestitures			$ (804)	(2,369)
Net proceeds from divestitures				2,000
Payment for the non-controlling interest on the liquidation of a subsidiary				(898)
Proceeds from settlement of an investment interest, net				569
Change in restricted cash		$ 707	$ (3,526)	2,209
Purchase of investment interests		(1,670)	(1,080)	$ (26,592)
Proceeds from refund of investment interests		$ 16,228	$ 932
Purchase of short-term investments				$ (81)
Proceeds from sale of short-term investments		$ 3,076		379
Payment on divestiture of IPTV business and investment in IPTV convertible bond				(503)
Other				162
Net cash provided by (used in) investing activities		$ 17,424	$ (5,776)	$ (28,890)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares		39	5,340
Repurchase of ordinary shares		(3,695)	(10,308)	$ (30,680)
Net cash used in financing activities		(3,656)	(4,968)	(30,680)
Effect of exchange rate changes on cash and cash equivalents		(2,906)	(3,593)	(10,326)
Net decrease in cash and cash equivalents		(774)	(29,949)	(71,811)
Cash and cash equivalents at beginning of year		77,824	107,773	179,584
Cash and cash equivalents at end of year		77,050	77,824	107,773
Cash paid:
Interest		76	88	151
Income taxes		$ (363)	$ 5,100	1,600
Non-cash operating activities
Purchase UiTV convertible bond through converting of outstanding receivables				7,114
Non-cash investing activities
Accrual related to purchase of property, plant and equipment			$ 13	530
Purchase UiTV convertible bond through converting of outstanding receivables				$ (7,114)
Disposal of short-term investments through exchanging of equity investment			$ 1,826
Acquisition of short-term investments through exchanging of equity investment			$ (1,826)

[1]	During 2013, the Company recognized $7.1 million gain in the Consolidated Statements of Operations and Comprehensive Income (Loss) on the reversal of the cumulative translation adjustment previously recorded in accumulated other comprehensive income upon the liquidation of two previously inactive Chinese entities. The prior cumulative translation adjustment primarily resulted from the difference between local functional currency and the Company's reporting currency.